Financing instruments payable	12 Months Ended
Dec. 31, 2024
Subclassifications of assets, liabilities and equities [abstract]
Financing instruments payable	Financing instruments payable

	2024	2023

Market funding operations (a)	88,483,485	54,831,509
Deposits	53,506,617	27,493,655
Demand deposits	1,243,221	1,812,469
Time deposits	51,638,802	25,230,996
Interbank deposits	624,594	450,190
Financial bills	14,193,253	9,019,789
Structured notes	20,104,840	18,015,165
Others	678,775	302,900
Debt securities (b)	6,764,997	5,534,081
Debentures	1,251,256	2,212,441
Bond	5,513,741	3,321,640
Total	95,248,482	60,365,590

Current	52,036,137	22,946,160
Non-Current	43,212,345	37,419,430
(a)    Market funding operations maturity

Maturity - 2024
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total

Demand deposits	1,243,221	—	—	—	—	—	1,243,221
Time deposits	4,337,012	6,202,542	10,256,783	14,656,194	6,371,748	9,814,523	51,638,802
Interbank deposits	—	—	—	—	370,106	254,488	624,594
Financial bills	385,960	45,916	108,266	432,934	3,779,877	9,440,300	14,193,253
Structured notes	69,880	82,304	90,546	536,373	881,785	18,443,952	20,104,840
Others	—	—	—	4	573,886	104,885	678,775
Total	6,036,073	6,330,762	10,455,595	15,625,505	11,977,402	38,058,148	88,483,485

Maturity - 2023
Class	Within 30 days	From 31 to 60 days	From 61 to 90 days	From 91 to 180 days	From 181 to 360 days	After 360 days	Total

Demand deposits	1,812,469	—	—	—	—	—	1,812,469
Time deposits	1,944,623	2,823,731	5,370,064	2,522,206	2,878,827	9,691,545	25,230,996
Interbank deposits	—	—	—	1,006	276,113	173,071	450,190
Financial bills	30,954	43,635	94,499	680,490	2,103,902	6,066,309	9,019,789
Structured notes	23,345	32,730	1,756	69,879	712,046	17,175,409	18,015,165
Others	1,119	17,116	—	46,688	235,513	2,464	302,900
Total	3,812,510	2,917,212	5,466,319	3,320,269	6,206,401	33,108,798	54,831,509
(b)    Debt securities maturity
The total balance is comprised of the following issuances:

		2024			2023
		Up to 1 year	1-5 years	Total	Up to 1 year	1-5 years	Total

Bonds (i)	Fixed rate	359,544	5,154,197	5,513,741	118,402	3,203,238	3,321,640
Debentures (ii)	Floating rate	1,251,256	—	1,251,256	1,105,047	1,107,394	2,212,441
Total		1,610,800	5,154,197	6,764,997	1,223,449	4,310,632	5,534,081
Current				1,610,800			1,223,449
Non- Current				5,154,197			4,310,632
(i)    XP Inc Bonds
On July 1, 2021, XP Inc. concluded the issuance of a gross of US$750 million senior unsecured notes with net proceeds of US$739 million (R$3,697 million) with maturity on July 1, 2026 and bear interest at the rate of 3.250% per year, guaranteed by XP Investimentos S.A. The principal amount will be paid on the maturity date and the interest is amortized every six months.
On July 2, 2024, XP Inc concluded an issuance of senior unsecured notes in an aggregate principal amount of US$500 million, with an interest rate of 6.75% and maturity date on July 2, 2029. The notes will be guaranteed by XP Investimentos S.A. The Company used the net proceeds from the offering of the notes to partially repurchase an amount equal to US$287 million of the 3.25% outstanding senior unsecured notes mentioned above.
(ii)    XP Investimentos debentures
On July 19, 2022, XP Investimentos issued non-convertible debentures in the amount of R$1,800,000 (R$900,000 of series 1 and R$900,000 of series 2). The debentures series, added together, has a maximum authorized issuance up to R$1,800,000. The principal amount, including the interest, will be paid on the maturity date as follow: (i) June 23, 2024 (series 1) and (ii) June 23, 2025 (series 2). The interest rates for series 1 and series 2 debentures are CDI+1.75% and CDI+1.90%, respectively. According to the maturity date of the Series 1 debentures, the principal amount was paid on June 23, 2024.